Goodwill - Schedule of Reconciliation of Changes in Goodwill (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,621.2
Goodwill	1,651.8	$ 1,621.2
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,799.2	1,734.6
Acquisitions	90.1	96.3
Disposals		(120.2)
Impact of foreign exchange	(59.5)	88.5
Goodwill	1,829.8	1,799.2
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(178.0)	(178.0)
Impairment of goodwill		(53.0)
Disposals		53.0
Goodwill	$ (178.0)	$ (178.0)